INVENTORIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 14,067	$ 72,287		$ 52,045
Work in process
Finished goods	10,236	105,205		58,908
Total Inventories	$ 24,303	$ 177,492	[1]	$ 110,953

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.